EARNINGS PER SHARE (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Earnings Per Share [line items]
Antidilutive effect of convertible instruments on number Of ordinary shares	9,143,000	9,176,000
Antidilutive securities excluded from computation of EPS	1,657,298	2,380,857
Stock Options
Disclosure of Earnings Per Share [line items]
Antidilutive securities excluded from computation of EPS	0	509,468